UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-22260

RMR REAL ESTATE INCOME FUND

(Exact name of registrant as specified in charter)

TWO NEWTON PLACE, 255 WASHINGTON STREET, SUITE 300

NEWTON, MASSACHUSETTS 02458

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service)	Copy to:

Fernando Diaz, President	Michael K. Hoffman, Esq.
RMR Real Estate Income Fund	Skadden, Arps, Slate, Meagher & Flom LLP
Two Newton Place,	4 Times Square
255 Washington Street, Suite 300	New York, New York 10036-6522
Newton, Massachusetts 02458
Karen Jacoppo-Wood, Esq.
State Street Bank and Trust Company
100 Huntington Avenue - CPH0326
Boston, Massachusetts 02116

Registrant’s telephone number, including area code: (617) 332-9530

Date of fiscal year end: December 31

Date of reporting period: June 30, 2015

Voting Record

Company	Alexandria Real Estate Equities, Inc.
Ticker:	ARE	Cusip:	015271-109
Meeting Date:	5/7/2015	Record Date:	3/31/2015

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

To elect seven directors to serve until the next annual meeting of stockholders of Alexandria Real Estate Equities, Inc., a Maryland corporation, and until their successors are duly elected and qualify - Joel S. Marcus, John L. Atkins, III, Maria C. Freir

		For	For	Management

2

To consider and vote upon, on a non-binding, advisory basis, a resolution to approve the compensation of the Company’s named executive officers, as described in the Proxy Statement for the 2015 Annual Meeting.

		For	For	Management

3	To consider and vote upon the ratification of the appointment of Ernst & Young LLP to serve as the Company’s independent registered public accountants for the fiscal year ending December 31, 2015.	For	For	Management

Company	American Campus Communities, Inc.
Ticker:	ACC	Cusip:	024835-100
Meeting Date:	5/7/2015	Record Date:	3/16/2015

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

To elect nine directors to a one-year term of office expiring at the 2016 Annual Meeting of Stockholders or until their successors are duly elected and qualified - William C. Bayless, Jr., R.D. Burck, G. Steven Dawson, Cydney C. Donnell, Dennis G. Lopez,

		For	For	Management

2	To ratify Ernst & Young LLP as the independent auditors for 2015.	For	For	Management

3	To hold an advisory vote on executive compensation.	For	For	Management

Company	Annaly Capital Management, Inc.
Ticker:	NLY	Cusip:	035710-406
Meeting Date:	5/21/2015	Record Date:	3/27/2015

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1	Election of three Directors for a term of three years each - Wellington J. Denahan, Michael Haylon and Donnell A. Segalas.	For	For	Management

2	Approval of a non-binding advisory resolution on the executive compensation.	For	For	Management

3	Ratification of the appointment of Ernst & Young LLP as the independent registered public accounting firm for 2015.	For	For	Management

Company	Apartment Investment & Management Co.
Ticker:	AIV	Cusip:	03748R-101
Meeting Date:	4/28/2015	Record Date:	2/20/2015

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

Election of directors: James N. Bailey, Terry Considine; Thomas L. Keltner; J. Landis Martin; Robert A. Miller, Kathleen M. Nelson and Michael A. Stein for a term of one year each, until the next Annual Meeting of Stockholders and until their successors are elected and qualify.

		For	For	Management

2	To ratify the selection of Ernst & Young LLP, to serve as independent registered public accounting firm for the Company for the fiscal year ending December 31, 2015.	For	For	Management

3	To conduct an advisory vote on executive compensation.	For	For	Management

4

To approve the Apartment Investment and Management Company 2015 Stock Award and Incentive Plan for purposes of Sections 162(m) and 422 of the Internal Revenue Code of 1986, as amended, and the New York Stock Exchange stockholder approval rules.

		For	For	Management

5	To approve an amendment to the charter to permit the Board of Directors to grant waivers of the look- through ownership limit up to 18%.	For	For	Management

6	To consider and vote on a stockholder proposal described in the accompanying proxy statement, if this proposal is presented at the meeting.	Against	Against	Shareholder

Company	Armour Residential REIT, Inc.
Ticker:	ARR	Cusip:	042315-101
Meeting Date:	5/27/2015	Record Date:	4/6/2015

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1	Elect nine (9) directors to ARMOUR’s Board of Directors until our 2016 annual meeting of stockholders and until their successors are duly elected and qualified -	For	For	Management

2	Ratify the appointment of Deloitte & Touche LLP (“Deloitte”) as ARMOUR’s independent registered certified public accountants for fiscal year 2015	For	For	Management

3	Approve, by a non-binding vote, ARMOUR’s 2014 executive compensation.	For	For	Management

4	Approve, by a non-binding vote, the frequency of future stockholder advisory votes relating to ARMOUR’s executive compensation.	1 Year	1 Year	Management

Company	Ashford Hospitality Trust, Inc.
Ticker:	AHT	Cusip:	044103-109
Meeting Date:	5/12/2015	Record Date:	3/10/2015

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

To elect seven directors to hold office until the next annual meeting of stockholders and until their successors are elected and qualified - Monty J. Bennett, Benjamin J. Ansell, MD, Thomas E Callahan, Amish Gupta, Kamal Jafarani, Philip S. Payne and Alan L. Tallis.

		For	For	Management

2	To amend the charter to require a majority voting standard in uncontested director elections.	For	For	Management

3	To ratify the appointment of Ernst & Young LLP, a national public accounting firm, as the independent auditors for the fiscal year ending December 31, 2015.	For	For	Management

4	To obtain advisory approval of the company’s executive compensation.	For	For	Management

5

To approve an amendment to the bylaws to require that only stockholders that have owned at least 1% of the outstanding common stock of the company continuously for at least one year may nominate director candidates and propose other business to be considered by the company’s stockholders at an annual meeting of stockholders.

		For	For	Management

Company	Associated Estates Realty Corporation
Ticker:	AEC	Cusip:	045604-105
Meeting Date:	5/22/2015	Record Date:	4/6/2015

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

To elect up to seven directors, each to hold office for a one-year term and until his successor has been duly elected and qualified - Douglas Crocker II, Jon A. Fosheim, Jeffrey I. Friedman, Michael E. Gibbons, James J. Sanfilippo, James A. Schoff and Richard T. Schwarz.

		For	For	Management

2	To approve an amendment to the Associated Estates Realty Corporation Amended and Restated Code of Regulations.	For	For	Management

3	Subject to the approval of Proposal Two, to elect John S. Gates, Jr. as a director of the Company.	For	For	Management

4	To approve the Associated Estates Realty Corporation Third Amended and Restated Articles of Incorporation.	For	For	Management

5	To ratify the appointment of PricewaterhouseCoopers LLP as the Company’s independent registered public accounting firm for the Company’s fiscal year ending December 31, 2015.	For	For	Management

6	To approve, on an advisory basis, the compensation of the named executive officers.	For	For	Management

Company	Avalonbay Communities, Inc.
Ticker:	AVB	Cusip:	053484-101
Meeting Date:	5/21/2015	Record Date:	3/6/2015

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

Elect the following ten directors to serve until the 2016 Annual Meeting of Stockholders and until their respective successors are elected and qualify: Glyn F. Aeppel, Terry S. Brown, Alan B. Buckelew, Ronald L. Havner, Jr., John J. Healy, Jr., Timothy J. Naughton, Lance R. Primis, Peter S. Rummell, H. Jay Sarles and W. Edward Walter.

		For	For	Management

2	Ratify the selection of Ernst & Young LLP by the Audit Committee of the Company’s Board of Directors to serve as the Company’s independent auditors for 2015.	For	For	Management

3	Approve, on a non-binding, advisory basis, the compensation of certain executives of the Company.	For	For	Management

4	A stockholder resolution concerning the adoption by the Board and submission to stockholders of a ‘proxy access’ bylaw.	Against	Against	Shareholder

5	A stockholder resolution concerning a policy that the Board’s chairman should be an independent director.	Against	Against	Shareholder

Company	Beazer Homes USA, Inc.
Ticker:	BZH	Cusip:	07556Q-881
Meeting Date:	2/4/2015	Record Date:	12/8/2014

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1	Election of Trustees - Elizabeth S. Acton, Laurent Alpert, Brian C. Beazer, Peter G. Leemputte, Allan P. Merrill, Norma A. Provencio, Larry T. Solari and Stephen P. Zelnak, Jr.	For	For	Management

2

The ratification of the selection of Deloitte & Touche LLP by the Audit Committee of the Board of Directors as the independent registered public accounting firm for the fiscal year ending September 30, 2015.

		For	For	Management

3	A non-binding advisory vote regarding the compensation paid to the Company’s named executive officers, commonly referred to as a “Say on Pay” proposal.	For	For	Management

Company	Biomed Realty Trust, Inc.
Ticker:	BMR	Cusip:	090663H-107
Meeting Date:	5/27/2015	Record Date:	3/17/2015

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

Elect six directors to serve until the next annual meeting of stockholders and until their successors are duly elected and qualify - Alan D. Gold, Gary A. Kreitzer, Daniel M. Bradbury, William R. Brody, Theodore D. Roth and Janice L. Sears.

		For	For	Management

2	Ratification of the appointment of KPMG LLP as the independent registered public accounting firm for the year ending December 31, 2015.	For	For	Management

3	An advisory basis, the compensation of the named executive officers.	For	For	Management

Company	Bluerock Resedential Growth REIT, Inc.
Ticker:	BRG	Cusip:	09627J-102
Meeting Date:	5/28/2015	Record Date:	4/6/2015

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

Elect five directors to hold office for one-year terms expiring in 2016 - R. Ramin Kamfar, Michael L. Konig, Christopher J. Vohs, Gary T. Kachadurian, Brian D. Bailey, I. Bobby Majumder and Romano Tio.

		For	For	Management

2

Approve the amendment and restatement of each of the 2014 Equity Incentive Plan for Individuals, or Individuals Plan, and the 2014 Equity Incentive Plan for Entities, or Entities Plan (and together, the 2014 Incentive Plans), to increase the aggregate number of reserved shares of Class A common stock, and make other administrative changes.

		For	For	Management

3	Ratify the selection of BDO USA, LLP as our independent registered public accounting firm for 2015.	For	For	Management

Company	Boston Properties, Inc.
Ticker:	BXP	Cusip:	101121-101
Meeting Date:	5/19/2015	Record Date:	3/25/2015

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

Elect the eleven nominees for director named in the proxy statement, each to serve for a one-year term and until their respective successors are duly elected and qualified - Carol B. Einiger, Dr. Jacob A. Frenkel, Joel I. Klein, Douglas T. Linde, Matthew J. Lustig, Alan J. Patricof, Ivan G. Seidenberg, Owen D. Thomas, Martin Turchin, David A. Twardock and Mortimer B. Zuckerman.

		For	For	Management

2	An advisory vote on named executive officer compensation.	For	For	Management

3	Ratify the Audit Committee’s appointment of PricewaterhouseCoopers LLP as the independent registered public accounting firm for the fiscal year ending December 31, 2015.	For	For	Management

4	Consider and act upon a stockholder proposal concerning an independent board chairman.	Against	Against	Shareholder

5	Consider and act upon a stockholder proposal concerning the adoption of proxy access.	Against	Against	Shareholder

6	Consider and act upon a stockholder proposal concerning a policy regarding accelerated vesting of equity awards to senior executives upon a change in control.	Against	Against	Shareholder

Company	Brandywine Realty Trust
Ticker:	BDN	Cusip:	105368-203
Meeting Date:	5/28/2015	Record Date:	4/2/2015

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

Elect eight Trustees to serve as members of the Board of Trustees until the next annual meeting of shareholders and until their successors are elected and qualified - Walter D’Alessio, Anthony A. Nichols, Sr., Gerard H. Sweeney, James C. Diggs, Wyche Fowler, Michael J. Joyce, Charles P. Pizzi and Carol G. Carroll.

		For	For	Management

2	Ratify the appointment of the independent registered public accounting firm for calendar year 2015.	For	For	Management

3	An advisory, non-binding vote on executive compensation.	For	For	Management

Company	Camden Property Trust
Ticker:	CPT	Cusip:	133131-102
Meeting Date:	5/8/2015	Record Date:	3/16/2015

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

Elect ten Trust Managers to hold office for a one- year term - Richard J. Campo, Scott S. Ingraham, Lewis A. Levey, William B. McGuire, Jr., D. Keith Oden, F. Gardner Parker, William F. Paulsen, Frances Aldrich Sevilla-Sacasa, Steven A. Webster and Kelvin R. Westbrook.

		For	For	Management

2	Ratify Deloitte & Touche LLP as the independent registered public accounting firm for 2015	For	For	Management

3	Advisory vote on executive compensation.	For	For	Management

Company	CBL & Associates Properties, Inc.
Ticker:	CBL	Cusip:	124830-100
Meeting Date:	5/4/2015	Record Date:	3/9/2015

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

Election of the Board of Directors’ eight director nominees to serve for a term of one year and until their respective successors are elected and qualified - Charles B. Lebovitz, Stephen D. Lebovitz, Gary L. Bryenton, A. Larry Chapman, Matthew S. Dominski, John D. Griffith, Gary J. Nay and Kathleen M. Nelson.

		For	For	Management

2	Ratify the selection of Deloitte & Touche LLP (“Deloitte”) as the independent registered public accountants for the Company’s fiscal year ending December 31, 2015	For	For	Management

3	Advisory approval of the compensation of Named Executive Officers.	For	For	Management

4	A stockholders proposal that the Board of Directors adopt a proxy access bylaw.	Against	Against	Shareholder

Company	Cedar Realty Trust, Inc.
Ticker:	CDR	Cusip:	150602-209
Meeting Date:	5/1/2015	Record Date:	3/13/2015

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1	Election of Directors: James J. Burns; Pamela N. Hootkin: Paul G. Kirk, Jr.; Everett B. Miller, III; Bruce J. Schanzer, and, Roger M. Widmann.	For	For	Management

2	To vote upon an advisory (non-binding) resolution to approve executive compensation.	For	For	Management

3	To approve the appointment of Ernst & Young LLP as the independent registered public accounting firm of the Company for the fiscal year ending December 31, 2015.	For	For	Management

Company	Chatham Lodging Trust
Ticker:	CLDT	Cusip:	16208T-102
Meeting Date:	5/21/2015	Record Date:	4/1/2015

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

Elect three trustees of the Company to hold office for a one-year term and until their respective successors as trustees are duly elected and qualified - C. Gerald Goldsmith, Rolf E. Ruhfus and Joel F. Zemans.

		For	For	Management

2	Ratify the selection of PricewaterhouseCoopers LLP as the Company’s independent registered public accountants for the year ending December 31, 2015.	For	For	Management

3	An advisory vote on executive compensation.	For	For	Management

Company	Chesapeake Lodging Trust
Ticker:	CHSP	Cusip:	165240-102
Meeting Date:	5/20/2015	Record Date:	4/1/2015

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

Elect seven trustees from the nominees named in the attached proxy statement to serve until the 2016 Annual Meeting or until their successors are elected and qualified - James L. Francis, Douglas W. Vicari, Thomas A. Natelli, Thomas D. Eckert, John W. Hill, George F. McKenzie and Jeffrey D. Nuechterlein.

		For	For	Management

2	Ratify the appointment of Ernst & Young LLP as the Trust’s independent registered public accounting firm for the year ending December 31, 2015.	For	For	Management

3	Approve, through a non-binding advisory vote, the Trust’s executive compensation program.	For	For	Management

4	Shareholders proposal to amend the governing documents to provide shareholders the right to amend the bylaws by a vote of the majority of outstanding common shares.	Against	Against	Shareholder

5

Shareholders proposal permitting the right to vote on the adoption of any “poison pill” unless required to be implemented in the exercise of the board’s fiduciary duties, in which case the poison pill would be required to expire unless approved by shareholders within a 12-month period following implementation.

		Against	Against	Shareholder

6	Shareholders proposal to amend bylaws to lower the voting standard to remove trustees for “cause” as that definition is proposed to be modified in the proposal.	Against	Against	Shareholder

7	Shareholders proposal seeking ratification by a majority of the common shares voted of any new, renewed, extended or modified employment agreements providing for “golden parachutes”.	Against	Against	Shareholder

8

Shareholders proposal mandating that employment agreements with executives not provide for severance payments relating to termination following a change of control that exceed the severance payable in connection with any other form of involuntary termination without cause.

		Against	Against	Shareholder

Company	City Office REIT, Inc
Ticker:	CIO	Cusip:	178587-101
Meeting Date:	5/5/2015	Record Date:	3/20/2015

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

To elect six directors to serve until the annual meeting of stockholders in 2016 and until their successors are elected and qualify - John McLernon, James Farrar, Samuel Belzberg, William Flatt, Mark Murski and Stephen Shraiberg.

		For	For	Management

2	To ratify the appointment of KPMG LLP as the independent registered public accounting firm for City Office REIT, Inc. (“CIO”) for the fiscal year ending December 31, 2015.	For	For	Management

Company	Cohen & Steers Quality Income Realty Fund
Ticker:	RQI	Cusip:	19247L-106
Meeting Date:	4/23/2015	Record Date:	2/27/2015

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1	Election of directors - George Grossman, Robert Steers and C. Edward Ward, Jr.	For	For	Management

Company	Corporate Office Properties Trust
Ticker:	OFC	Cusip:	22002T108
Meeting Date:	5/7/2015	Record Date:	3/13/2015

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

Elect nine Trustees - Thomas F. Brady, Robert L. Denton, Philip L. Hawkins, U.S. Rear Admiral (Ret.) Elizabeth A. Hight, David M. Jacobstein, Steven D. Kesler, C. Taylor Pickett, Richard Szafranski and Roger A. Waesche, Jr.

		For	For	Management

2	Ratify the appointment of PricewaterhouseCoopers LLP as the independent registered public accounting firm for the current fiscal year.	For	For	Management

3	Approve, on an advisory basis, the compensation of named executive officers as disclosed in the proxy statement for this meeting.	For	For	Management

Company	Cubesmart
Ticker:	CUBE	Cusip:	277276-101
Meeting Date:	5/17/2015	Record Date:	3/13/2015

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

Elect eight Trustees to serve until the 2016 annual shareholders meeting and until their successors are duly elected and qualified - William M. Diefenderfer III, Piero Bussani, John W. Fain, Marianne M. Keler, Christopher P. Marr, John F. Remondi, Jeffrey F. Rogatz and Deborah R. Salzberg.

		For	For	Management

2	Vote on a proposal to amend the current Declaration of Trust to increase the authorized common shares of beneficial interest from 200,000,000 to 400,000,000.	For	For	Management

3	Vote to amend the Declaration of Trust to simplify the ownership limitation provisions of the Declaration of Trust.	For	For	Management

4	Vote on a proposal to amend the Declaration of Trust to increase the “Ownership Limit” pertaining to ownership of the common shares from 5.0% to 9.8%.	For	For	Management

5	Ratify the appointment of KPMG LLP as the independent registered public accounting firm for the year ending December 31, 2015.	For	For	Management

6	An advisory vote to approve executive compensation.	For	For	Management

Company	DCT Industrial Trust Inc.
Ticker:	DCT	Cusip:	233153-204
Meeting Date:	4/29/2015	Record Date:	3/3/2015

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

Elect the nine directors nominated by the Board of Directors to serve until the 2016 annual meeting – Thomas G. Wattles, Philip L. Hawkins, Marilyn A. Alexander, Thomas F. August, John S. Gates, Jr., Raymond B. Greer, Tripp H. Hardin, John C. O’Keeffe and Bruce L. Warwick.

		For	For	Management

2	Hold a non-binding, advisory vote on the compensation of the named executive officers.	For	For	Management

3	Ratify the selection of the independent registered public accounting firm for 2015.	For	For	Management

Company	DDR Corp.
Ticker:	DDR	Cusip:	23317H-102
Meeting Date:	5/12/2015	Record Date:	3/17/2015

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

Election of nine directors - Terrance R. Ahern, James C. Boland, Thomas Finne, Robert H. Gidel, Volker Kraft, Rebecca L. Maccardini, Victor B. MacFarlane, Craig Macnab, Scott D. Roulston and Barry A. Sholem.

		For	For	Management

2	Approval, on an advisory basis, of the compensation of the Company’s named executive officers.	For	For	Management

3	Ratification of PricewaterhouseCoopers LLP as the independent registered public accounting firm.	For	For	Management

Company	Diamondrock Hospitality Co.
Ticker:	DRH	Cusip:	252784-301
Meeting Date:	5/5/2015	Record Date:	3/10/2015

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

To elect directors nominated by the Board of Directors, each to serve until the next annual meeting of the stockholders and until their respective successors are duly elected and qualify - William W. McCarten, Mark W. Brugger, Daniel J. Altobello, W. W. Robert Grafton, Maureen L. McAvey, Gilbert T. Ray and Bruce D. Wardinski.

		For	For	Management

2	To approve a non-binding advisory resolution on executive compensation.	For	For	Management

3	To ratify the appointment of KPMG LLP as independent auditors of DiamondRock Hospitality Company to serve for 2015.	For	For	Management

4	To consider and act upon a non-binding stockholder proposal concerning the adoption of an amendment to the bylaws if properly presented at the meeting.	Against	Against	Shareholder

Company	Digital Realty Trust, Inc.
Ticker:	DLR	Cusip:	253868-103
Meeting Date:	5/11/2015	Record Date:	3/9/2015

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

To consider and vote upon the election of Dennis E. Singleton, Laurence A. Chapman, Kathleen Earley, Kevin J. Kennedy, William G. LaPerch, A. William Stein and Robert H. Zerbst as members of the Company’s Board of Directors (the “Board”), each to serve until the 2016 Annual Meeting of Stockholders and until a successor for each is duly elected and qualifies.

		For	For	Management

2	To consider and vote upon ratifying the selection of KPMG LLP as the Company’s independent registered public accounting firm for the year ending December 31, 2015.	For	For	Management

3	To consider and vote upon the Digital Realty Trust, Inc. 2015 Employee Stock Purchase Plan.	For	For	Management

4	To consider and vote upon a resolution to approve, on a non-binding, advisory basis, the compensation of the Company’s named executive officers.	For	For	Management

Company	Douglass Emmett, Inc.
Ticker:	DEI	Cusip:	25960P-109
Meeting Date:	5/28/2015	Record Date:	3/31/2015

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

Elect directors to serve on the Board of Directors until the 2016 annual meeting of stockholders - Dan A. Emmett, Jordan L. Kaplan, Kenneth M. Panzer, Christopher H. Anderson, Leslie E. Bider, Dr. David T. Feinberg, Thomas E. O’Hern, William E. Simon, Jr. and Virginia McFerran.

		For	For	Management

2	Ratify the appointment of Ernst & Young LLP as our independent registered public accounting firm for 2015.	For	For	Management

3	Approve, in a non-binding advisory vote, our executive compensation.	For	For	Management

Company	Duke Realty Corp.
Ticker:	DRE	Cusip:	264411-505
Meeting Date:	4/29/2015	Record Date:	2/23/2015

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

Election of directors: Thomas J. Baltimore, Jr.; William Cavanaugh III; Alan H. Cohen; Ngaire E. Cuneo; Charles R. Eitel; Martin C. Jischke, Ph.D.; Dennis D. Oklak; Melanie R. Sabelhaus; Peter M. Scott, III; Jack R. Shaw; Michael E. Szymanczyk; Lynn C. Thurber and Robert J. Woodward Jr.

		For	For	Management

2	To vote on an advisory basis to approve the compensation of the Company’s executive officers for 2014.	For	For	Management

3	To ratify the reappointment of KPMG LLP as the Company’s independent registered public accountants for the fiscal year 2015.	For	For	Management

4	To approve the Company’s 2015 Long-Term Incentive Plan, or the 2015 Incentive Plan.	For	For	Management

Company	Dupont Fabros Technology, Inc.
Ticker:	DFT	Cusip:	26613Q-106
Meeting Date:	5/27/2015	Record Date:	4/2/2015

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

Elect nine members to the Board of Directors for a term of one year each - Lammot J. du Pont, Michael A. Coke, Thomas D. Eckert, Christopher P. Eldredge, Hossein Fateh, Frederic V. Malek, John T. Roberts, Jr., Mary M. Styer and John H. Toole.

		For	For	Management

2	An advisory (non-binding) vote on executive compensation.	For	For	Management

3	Ratify the appointment of Ernst & Young LLP as the independent registered public accounting firm for 2015.	For	For	Management

Company	Eastgroup Properties, Inc.
Ticker:	EGP	Cusip:	277276-101
Meeting Date:	5/28/2015	Record Date:	4/6/2015

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

Elect nine directors to serve until the next Annual Meeting of Shareholders and until their successors are elected and qualified - D. Pike Aloian, H.C. Bailey, Jr., H. Eric Bolton, Jr., Hayden C. Eaves III, Fredric H. Gould, David H. Hoster II, Mary E. McCormick, David M. Osnos and Leland R. Speed.

		For	For	Management

2	An advisory vote to ratify the appointment of KPMG LLP as the Company’s independent registered public accounting firm for the 2015 fiscal year.	For	For	Management

3	An advisory vote on executive compensation.	For	For	Management

Company	Eaton Vance Enhanced Equity Income Fund
Ticker:	EOI	Cusip:	278277-108
Meeting Date:	4/23/2015	Record Date:	2/9/2015

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1	ELECTION OF DIRECTORS: George J. Gorkman; William H. Park; Ronald A. Pearlman, and Helen Frame Peters.	For	For	Management

Company	EPR Properties
Ticker:	EPR	Cusip:	26884U-109
Meeting Date:	5/13/2015	Record Date:	3/11/2015

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

Elect Jack A. Newman, Jr. and Thomas M. Bloch as Class III trustees to serve for a three-year term and elect Gregory K. Silvers as a Class II trustee to serve the two years remaining of a three-year term.

		For	For	Management

2	An advisory vote on the compensation of the named executive officers.	For	For	Management

3	Ratify the appointment of KPMG LLP as the independent registered public accounting firm for 2015.	For	For	Management

Company	Equity Residential
Ticker:	EQR	Cusip:	29476L-107
Meeting Date:	6/14/2015	Record Date:	3/31/2015

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

Elect twelve trustees to a one-year term - Samuel Zell, John W. Alexander, Charles L. Atwood, Linda Walker Bynoe, Mary Kay Haben, Bradley A. Keywell, John E. Neal, David J. Neithercut, Mark S. Shapiro, Gerald A. Spector, Stephen E. Sterrett and B. Joseph White.

		For	For	Management

2	Ratify the selection of Ernst & Young LLP as our independent auditor for 2015.	For	For	Management

3	Approve executive compensation.	For	For	Management

4	Shareholder proposal regarding proxy access.	Against	Against	Shareholder

Company	Essex Property Trust, Inc.
Ticker:	ESS	Cusip:	297178-105
Meeting Date:	5/19/2015	Record Date:	2/27/2015

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

Election of the following nominees to serve as directors until the 2016 annual meeting or until their successors are elected and qualified: David W. Brady, Keith R. Guericke, Irving F. Lyons, III, George M. Marcus, Gary P. Martin, Issie N. Rabinovitch, Thomas E. Randlett, Thomas E. Robinson, Michael J. Schall, Byron A. Scordelis, Janice L. Sears, Thomas P. Sullivan, and Claude J. Zinngrabe, Jr.

		For	For	Management

2	Ratification of the appointment of KPMG LLP as the independent registered public accounting firm for the Company for the year ending December 31, 2015.	For	For	Management

3	Advisory approval of the Company’s executive compensation.	For	For	Management

Company	Excel Trust Inc.
Ticker:	EXL	Cusip:	30068C-109
Meeting Date:	5/4/2015	Record Date:	3/12/2015

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

To elect seven directors to serve until the next annual meeting of stockholders and until their successors are duly elected and qualify - Gary B. Sabin, Spencer G. Plumb, Mark T. Burton, Bruce G. Blakley, Burland B. East III, Robert E. Parsons, Jr. and Warren R. Staley.

		For	For	Management

2	To consider and vote upon the ratification of the selection of Deloitte & Touche LLP as the independent registered public accounting firm for the year ending December 31, 2015.	For	For	Management

3

To consider and vote upon, on an advisory basis, the compensation of the named executive officers as disclosed in this proxy statement pursuant to the compensation disclosure rules of the Securities and Exchange Commission.

		For	For	Management

Company	Farmland Partners, Inc.
Ticker:	FPI	Cusip:	31154R-109
Meeting Date:	5/5/2015	Record Date:	3/10/2015

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1	Elect the six director nominees - Jay Bartels, Chris A. Downey, Joseph W. Glauber, Dean Jernigan Paul A. Pittman and Darell D. Sarff.	For	For	Management

2	Ratify the appointment of PricewaterhouseCoopers LLP as the independent registered public accounting firm for the fiscal year ending December 31, 2015.	For	For	Management

3	Approve the Company’s Amended and Restated 2014 Equity Incentive Plan.	For	For	Management

Company	First Potomac Realty Trust
Ticker:	FPO	Cusip:	33610F-109
Meeting Date:	5/21/2015	Record Date:	3/16/2015

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

To elect seven members to the Board of Trustees from the nominees named in the attached proxy statement for a term of one year each - Robert H. Arnold, Richard B. Chess, James P. Hoffmann, Alan G. Merten, Thomas E. Robinson and Terry L. Stevens.

		For	For	Management

2	To ratify the appointment of KPMG LLP as the Company’s independent registered public accounting firm for the year ending December 31, 2015.	For	For	Management

3	To approve (on a non-binding basis) named executive officer compensation.	For	For	Management

Company	General Growth Properties, Inc.
Ticker:	GGP	Cusip:	370023-103
Meeting Date:	4/16/2015	Record Date:	2/17/2015

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1	Election of directors: Richard B. Clark; Mary Lou Fiala; Bruce Flatt; John K. Haley; Daniel B. Hurwitz; Brian W. Kingston; Sandeep Mathrani, and David J. Neithercut.	For	For	Management

2	To ratify the selection of Deloitte & Touche LLP as the independent registered public accounting firm for the year ending December 31, 2015.	For	For	Management

3	To approve, on an advisory basis, the compensation paid to the named executive officers.	For	For	Management

4	To consider a shareholder proposal on a policy that a significant portion of future stock option grants to senior executives be performance-based.	Against	Against	Shareholder

Company	Getty Realty Corp.
Ticker:	GTY	Cusip:	374297-109
Meeting Date:	5/12/2015	Record Date:	3/16/2015

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

Elect a Board of six directors to hold office until the 2016 annual meeting and until their successors are elected and qualified - Leo Liebowitz, Milton Cooper, Philip E. Coviello, David B. Driscoll, Richard E. Montag and Howard B. Safenowitz.

		For	For	Management

2	An advisory vote to approve named executive officer compensation.	For	For	Management

3	Ratify the appointment of PricewaterhouseCoopers LLP as the independent registered public accounting firm for the year ending December 31, 2015.	For	For	Management

Company	Gladstone Commercial Corp.
Ticker:	GOOD	Cusip:	376536-108
Meeting Date:	5/7/2015	Record Date:	3/9/2015

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1	Elect three directors to hold office until the 2018 Annual Meeting of Stockholders - Terry L. Brubaker, Caren D. Merrick and Walter H. Wilkinson, Jr.	For	For	Management

2	Ratify the Audit Committee’s selection of PricewaterhouseCoopers LLP as the independent registered public accounting firm for the fiscal year ending December 31, 2015.	For	For	Management

Company	Gramercy Property Trust Inc.
Ticker:	GPT	Cusip:	38489R-100
Meeting Date:	2/26/2015	Record Date:	1/12/2015

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1	To consider and vote upon a proposal to amend the Company’s charter to increase the number of authorized shares of common stock.	For	For	Management

Company	Gramercy Property Trust, Inc.
Ticker:	GPT	Cusip:	38489R-605
Meeting Date:	6/23/2015	Record Date:	4/24/2015

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

Elect seven directors to serve until the 2016 annual meeting of stockholders and until their successors are duly elected and qualify - Allan J. Baum, Gordon F. DuGan, Thomas D. Eckert, Gregory F. Hughes, Jeffrey E. Kelter, Charles S. Laven and William H. Lenehan.

		For	For	Management

2	Approve the 2015 equity incentive plan.	For	For	Management

3	Ratify the selection of Ernst & Young LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2015.	For	For	Management

4	Approve an amendment to the Company’s charter decreasing the amount of common stock the Company is authorized to issue to 200,000,000 shares.	For	For	Management

5	Approve, on an advisory basis, the compensation of our named executive officers.	For	For	Management

Company	HCP, Inc.
Ticker:	HCP	Cusip:	40414L-109
Meeting Date:	4/30/2015	Record Date:	3/9/2015

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1	Election of directors - Michael D. McKee, Brian G. Cartwright, Christine N. Garvey, David B. Henry, Lauralee E. Martin, James P. Hoffmann, Peter L. Rhein and Joseph P. Sullivan.	For	For	Management

2	Ratification of Appointment of Deloitte & Touche as HCP’s Independent Registered Public Accounting Firm for the year ending 12/31/2015.	For	For	Management

3	Approval on an advisory basis of executive compensation.	For	For	Management

4	Stockholder Proposal to adopt a proxy access bylaw.	Against	Against	Shareholder

Company	Health Care REIT
Ticker:	HCN	Cusip:	42217K-106
Meeting Date:	5/7/2015	Record Date:	3/10/2015

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

The election of nine directors to hold office until the next annual meeting of shareholders and until their respective successors have been duly elected and qualified - Thomas J. DeRosa, Jeffrey H. Donahue, Fred S. Klipsch, Geoffrey G. Meyers, Timothy J. J. Naughton, Sharon M. Oster, Judith C. Pelham, Sergio D. Rivera and R. Scott Trumbull.

		For	For	Management

2	The ratification of the appointment of Ernst & Young LLP as independent registered public accounting firm for the fiscal year 2015.	For	For	Management

3	The advisory vote to approve Named Executive Officer compensation.	For	For	Management

Company	Healthcare Realty Trust, Inc.
Ticker:	HR	Cusip:	421946-104
Meeting Date:	5/12/2015	Record Date:	3/12/2015

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1	To approve an amendment to the Company’s charter to declassify the Company’s Board of Directors	For	For	Management

2

If the Charter Proposal is approved, to elect eight nominees as directors to serve one-year terms expiring at the 2016 Annual Meeting of Shareholders or until their successors are duly elected and qualified; Ther nominees for directors are: David R. Emery, Errol L. Biggs, Ph.D., Charles Raymond Fernandez, M.D., Edwin B. Morris III, John Knox Singleton, Bruce D. Sullivan, CPA, Roger O. West, CPA and Dan S. Wilford.

		For	For	Management

3

If the Charter Proposal is not approved, to elect three nominees to serve as Class 1 directors to serve three-year terms expiring at the 2018 Annual Meeting of Shareholders or until their successors are duly elected and qualified.

		For	For	Management

4	To ratify the appointment of BDO USA, LLP as the independent registered public accounting firm for the Company and its subsidiaries for the Company’s 2015 fiscal year.	For	For	Management

5	To vote to approve, on a non-binding advisory basis, a resolution approving the Company’s compensation of its named executive officers as disclosed pursuant to Item 402 of Regulation S-K.	For	For	Management

6	To approve the Healthcare Realty Trust Incorporated 2015 Stock Incentive Plan.	For	For	Management

Company	Hersha Hospitality Trust
Ticker:	HT	Cusip:	427825-104
Meeting Date:	5/21/2015	Record Date:	3/31/2015

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1	Elect three Class II Trustees to the Board of Trustees - Hasu P. Shah, Dianna F. Morgan and John M. Sabin.	For	For	Management

2	Approve on an advisory basis the compensation of the Company’s named executive officers.	For	For	Management

3	Ratify the appointment of KPMG LLP as the Company’s independent auditors.	For	For	Management

Company	Highwoods Properties, Inc.
Ticker:	HIW	Cusip:	431284-108
Meeting Date:	5/13/2015	Record Date:	3/2/2015

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1	Election of directors - Charles A. Anderson, Gene H. Anderson, Carlos E. Evans, Edward J. Fritsch, David J. Hartzell, Ph.D., Sherry A. Kellett and O. Temple Sloan, Jr.	For	For	Management

2	Ratify the appointment of Deloitte & Touche LLP as the independent auditor for 2015.	For	For	Management

3	An advisory vote regarding executive compensation.	For	For	Management

4	Approve the 2015 long-term equity incentive plan.	For	For	Management

Company	Home Properties, Inc.
Ticker:	HME	Cusip:	437306-103
Meeting Date:	4/28/2015	Record Date:	3/5/2015

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

Elect eight Directors of the Company to serve until the 2016 Annual Meeting of Stockholders and until their respective successors are elected - Michael D. Barnello, Bonnie S. Biumi, Stephen R. Blank, Alan L. Gosule, Leonard F. Helbig, III, Thomas P. Lydon

		For	For	Management

2	A non-binding advisory vote to approve the Company’s executive compensation.	For	For	Management

3	Ratify the appointment of PricewaterhouseCoopers LLP as the Company’s independent registered public accounting firm for 2015.	For	For	Management

Company	Host Hotels & Resorts, Inc.
Ticker:	HST	Cusip:	44107P-104
Meeting Date:	5/14/2015	Record Date:	3/19/2015

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

Election of nine directors - Mary L. Baglivo, Sheila C. Bair, Terence C. Golden, Ann McLaughlin Korologos, Richard E. Marriott, John B. Morse, Jr., Walter C. Rakowich, Gordon H. Smith and W. Edward Walter.

		For	For	Management

2	Ratification of the appointment of KPMG LLP as the Company’s independent registered public accountants for 2015.	For	For	Management

3	An advisory resolution to approve executive compensation.	For	For	Management

4	Consideration of a stockholder proposal on bylaw amendments, if properly presented at the meeting.	Against	Against	Shareholder

Company	Independence Realty Trust, Inc.
Ticker:	IRT	Cusip:	45378A-106
Meeting Date:	5/14/2015	Record Date:	3/13/2015

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

Elect five directors to serve until the next annual meeting of stockholders in 2016 - Scott F. Schaeffer, William C. Dunkelberg, Ph.D., Robert F. McCadden, DeForest B. Soaries, Jr., D.Min. and Sharon M. Tsao.

		For	For	Management

2	Approve the selection of KPMG LLP as the independent registered public accounting firm for IRT for the fiscal year ending December 31, 2015.	For	For	Management

Company	Inland Real Estate Corp.
Ticker:	IRC	Cusip:	457461-200
Meeting Date:	6/30/2015	Record Date:	4/29/2015

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1	Elect nine directors - Thomas P. D’Arcy, Daniel L. Goodwin, Joel G. Herter, Heidi N. Lawton, Thomas H. McAuley, Thomas R. McWilliams, Meredith Wise Mendes, Joel D. Simmons and Mark E. Zalatoris.	For	For	Management

2	Ratify the selection of KPMG LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2015.	For	For	Management

3	Approve, on a non-binding, advisory basis, the compensation of our named executive officers.	For	For	Management

Company	Investors Real Estate Trust
Ticker:	IRET	Cusip:	461730-103
Meeting Date:	9/16/2014	Record Date:	7/18/2014

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1	Election of trustees: Linda J. Hall, Terrance P. Maxwell, Timothy P. Mihalick, Jeffrey L. Miller, Stephen L. Stenehjem, John D. Stewart, Thomas A. Wentz, Jr. and Jeffrey K. Woodbury.	For	For	Management

2	Advisory vote on executive compensation	For	For	Management

3	Ratification of selection of Grant Thornton LLP as the company’s independent auditors for the fiscal year ending April 30, 2015.	For	For	Management

Company	Kilroy Realty Corp.
Ticker:	KRC	Cusip:	49427F-108
Meeting Date:	5/21/2015	Record Date:	3/13/2015

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1	Elect as directors the six nominees - John Kilroy, Edward Brennan, PhD, Jolie Hunt, Scott Ingraham and Gary Stevenson.	For	For	Management

2	Approve the amendment and restatement of the 2006 Incentive Award Plan.	For	For	Management

3	Approve, on an advisory basis, the compensation of the named executive officers.	For	For	Management

4	Ratify the appointment of Deloitte & Touche LLP as the independent registered public accounting firm for the year ending December 31, 2015.	For	For	Management

Company	Kimco Realty Corp.
Ticker:	KIM	Cusip:	49446R-109
Meeting Date:	5/5/2015	Record Date:	3/16/2015

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

Election of eight directors to serve for a term of one year and until their successors are duly elected and qualify - Milton Cooper, Richard G. Dooley, David B. Henry, Colombe M. Nicholas, Philip E. Coviello, Joe Grills, Frank Ltheenso and Richard B. Sal

		For	For	Management

2	Advisory resolution to approve the Company’s executive compensation (“Say-on-Pay”).	For	For	Management

3	Ratification of the appointment of PricewaterhouseCoopers LLP as the Company’s independent registered public accounting firm for 2015.	For	For	Management

Company	Kite Realty Group Trust
Ticker:	KRG	Cusip:	49803T-300
Meeting Date:	5/21/2015	Record Date:	4/1/2015

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

Election nine trustees to the Board - John A. Kite, William E. Bindley, Victor J. Coleman, Lee A. Daniels, Gerald W. Grupe, Christie B. Kelly, David R. O’Reilly, Barton R. Peterson and Charles H. Wurtzebach.

		For	For	Management

2	Amendment of the Articles of Amendment and Restatement of Declaration of Trust (“Declaration of Trust”) to decrease the total number of authorized common shares from 450,000,000 to 225,000,000.	For	For	Management

3	Approval, on an advisory basis, of the compensation of our named executive officers.	For	For	Management

4	Ratification of the appointment of Ernst & Young LLP as our independent registered public accounting firm for our fiscal year ending December 31, 2015.	For	For	Management

Company	LaSalle Hotel Properties
Ticker:	LHO	Cusip:	517942-108
Meeting Date:	5/7/2015	Record Date:	2/20/2015

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

Elect three trustees of the Company to serve until the 2016 Annual Meeting of Shareholders and until their successors are duly elected and qualified - Jeffrey T. Foland, Darryl Hartley-Leonard and William S. McCalmont.

		For	For	Management

2	Ratify the appointment of the Company’s independent registered public accountants for the year ending December 31, 2015.	For	For	Management

3	Approve, by non-binding vote, executive compensation.	For	For	Management

Company	Lexington Realty Trust
Ticker:	LXP	Cusip:	529043-101
Meeting Date:	5/19/2015	Record Date:	3/18/2015

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

To elect seven trustees to serve until the 2016 Annual Meeting of Shareholders or their earlier removal or resignation and until their respective successors, if any, are elected and qualify - E. Robert Roskind, T. Wilson Eglin, Richard J. Rouse, Harold First, Richard S. Frary, James Grosfeld, and Kevin W. Lynch.

		For	For	Management

2	To consider and vote upon an advisory resolution to approve the compensation of the named executive officers.	For	For	Management

3	To consider and vote upon the ratification of the appointment of KPMG LLP as the independent registered public accounting firm for the fiscal year ending December 31, 2015.	For	For	Management

Company	Liberty Property Trust
Ticker:	LPT	Cusip:	531172-104
Meeting Date:	5/12/2015	Record Date:	3/18/2015

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

Elect nine trustees to hold office until the Annual Meeting of Shareholders to be held in 2016 and until their successors are duly elected and qualified - Frederick F. Buchholz, Thomas C. DeLoach, Jr., Katherine E. Dietze, Antonio F. Fernandez, Daniel P. Garton, William P. Hankowsky, M. Leanne Lachman, David L. Lingerfelt and Fredric J. Tomczyk.

		For	For	Management

2	An advisory vote to approve the compensation of the Trust’s named executive officers.	For	For	Management

3	Ratify the selection of Ernst & Young LLP as the Trust’s independent registered public accounting firm for 2015.	For	For	Management

Company	LTC Properties, Inc.
Ticker:	LTC	Cusip:	502175-102
Meeting Date:	6/3/2015	Record Date:	4/17/2015

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

Elect five directors to serve on the Board of Directors for the ensuing year and until the election and qualification of their respective successors - Boyd W. Hendrickson, James J. Pieczynski, Devra G. Shapiro, Wendy L. Simpson, and Timothy J. Triche.

		For	For	Management

2	Approve the 2015 Equity Participation Plan of LTC Properties, Inc.	For	For	Management

3	Ratify the appointment of Ernst & Young LLP as independent registered public accounting firm for fiscal 2015.	For	For	Management

4	Approve, on an advisory basis, the compensation of the named executive officers.	For	For	Management

Company	Medical Properties Trust, Inc.
Ticker:	MPW	Cusip:	58463J-304
Meeting Date:	5/14/2015	Record Date:	3/23/2015

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1	Elect the eight director nominees - Edward K. Aldag, Jr., G. Steven Dawson, R. Steven Hamner, Robert E. Holmes, Ph.D., Sherry A. Kellett, William G. McKenzie, L. Glenn Orr, Jr. and D. Paul Sparks, Jr.	For	For	Management

2	Ratify the appointment of PricewaterhouseCoopers LLP as the independent registered public accounting firm for the year ending December 31, 2015.	For	For	Management

3	Advisory vote to approve executive officer compensation.	For	For	Management

4	Amending the Company’s charter to remove the plurality voting standard in uncontested director elections.	For	For	Management

Company	Mid-America Apartment Communities, Inc.
Ticker:	MAA	Cusip:	59522J-103
Meeting Date:	5/19/2015	Record Date:	3/23/2015

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

Election of eleven directors named herein to serve for one year and until their successors have been duly elected and qualified -H. Eric Bolton, Jr., Alan B. Graf, Jr., Ralph Horn, James K. Lowder, Thomas H. Lowder, Claude B. Nielsen, Philip W. Norwood, W. Reid Sanders, William B. Sansom, Gary Shorb, and John W. Spiegel.

		For	For	Management

2	An advisory (non-binding) vote to approve the compensation of the named executive officers.	For	For	Management

3	Ratification of Ernst & Young LLP as the independent registered public accounting firm for 2015.	For	For	Management

Company	National Health Investors, Inc.
Ticker:	NHI	Cusip:	63633D-104
Meeting Date:	5/7/2015	Record Date:	3/13/2015

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1	Elect one director, Robert T. Webb, a current director of the Company.	For	For	Management

2	Authorize and approve the First Amendment to the Company’s 2012 Stock Incentive Plan.	For	For	Management

3	Approve, on an advisory basis, the compensation paid to the named executive officers.	For	For	Management

4	Ratify the Audit Committee’s selection of BDO USA, LLP as the independent registered public accounting firm for the fiscal year ending December 31, 2015.	For	For	Management

Company	National Retail Properties, Inc.
Ticker:	NNN	Cusip:	637417-106
Meeting Date:	5/22/2015	Record Date:	3/24/2015

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1	To elect nine directors - Don DeFosset, David M. Fick, Edward J. Fritsch, Kevin B. Habicht, Richard B. Jennings, Ted B. Lanier, Robert C. Legler, Craig Macnab and Robert Martinez.	For	For	Management

2	To have an advisory vote on executive compensation.	For	For	Management

3	To ratify the selection of the independent registered public accounting firm for 2015.	For	For	Management

Company	Northstar Realty Finance Corp.
Ticker:	NRF	Cusip:	66704R-704
Meeting Date:	5/27/2015	Record Date:	4/8/2015

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

Elect as directors the five individuals nominated by our Board of Directors, each to serve until the 2016 annual meeting of stockholders and until his or her successor is duly elected and qualified - David T. Hamamoto, Judith A. Hannaway, Wesley D. Minami, Louis J. Paglia and Charles W. Schoenherr.

		For	For	Management

2	Adopt a resolution approving, on a non-binding, advisory basis, named executive officer compensation as disclosed in the accompanying proxy statement.	For	For	Management

3	Ratify the appointment of Grant Thornton LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2015.	For	For	Management

Company	Omega Healthcare Investors, Inc.
Ticker:	OHI	Cusip:	681936-100
Meeting Date:	3/27/2015	Record Date:	2/12/2015

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

A proposal to approve the issuance of shares of Omega common stock to be issued in connection with the merger of Aviv REIT, Inc. with and into a wholly owned subsidiary of Omega, pursuant to the Agreement and Plan of Merger dated as of October 30, 2014.

		For	For	Management

2	A proposal to amend Omega’s charter to increase the number of shares of Omega common stock authorized for issuance.	For	For	Management

3	A proposal to amend Omega’s charter to declassify Omega’s board of directors and provide that directors shall be elected for one year terms.	For	For	Management

4	A proposal to amend Omega’s charter to remove the supermajority voting requirement for future amendments relating to the terms of directors.	For	For	Management

Ticker:	OHI	Cusip:	681936-100
Meeting Date:	6/17/2015	Record Date:	5/15/2015

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1	Elect four members to Omega’s Board of Directors - Norman R. Bobins, Craig R. Callen, Thomas F. Franke and Bernard J. Korman.	For	For	Management

2	Approve an amendment to Omega’s charter to declassify Omega’s Board of Directors and provide that directors shall be elected for one-year terms.	For	For	Management

3	Ratify the selection of Ernst & Young LLP as our independent auditor for fiscal year 2015.	For	For	Management

4	An advisory vote on executive compensation.	For	For	Management

Company	One Liberty Properties, Inc.
Ticker:	OLP	Cusip:	682406-103
Meeting Date:	6/11/2015	Record Date:	4/15/2015

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1	Elect four directors to hold office for a term expiring in 2018 - Joseph A. DeLuca, Fredric H. Gould, Leor Siri and Eugene I. Zuriff.	For	For	Management

2	Ratify the appointment of Ernst & Young LLP as our independent registered public accounting firm for 2015.	For	For	Management

Company	Pebblebrook Hotel Trust
Ticker:	PEB	Cusip:	70509V-100
Meeting Date:	6/17/2015	Record Date:	3/23/2015

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

Elect the trustees of the Company to serve until our 2016 Annual Meeting of Shareholders and until their successors are duly elected and qualified - Jon E. Bortz, Cydney C. Donnell, Ron E. Jackson, Phillip M. Miller, Michael J. Schall, Earl E. Webb and Laura H. Wright.

		For	For	Management

2	Ratify the appointment of KPMG LLP to serve as our independent registered public accountants for the year ending December 31, 2015.	For	For	Management

3	Approve, in an advisory and non-binding vote, the compensation of our named executive officers.	For	For	Management

4

Shareholder proposal that shareholders of Pebblebrook Hotel Trust urge the board to take all steps necessary under applicable law to cause the company to opt out of Maryland’s Unsolicited Takeover Act (Title 3, subtitle 8 of the Maryland General Corporation Law), and to require a majority vote of shareholders before opting back into the Act.

		Against	Against	Shareholder

Company	Pennsylvania Real Estate Investment Trust
Ticker:	PEI	Cusip:	709102-107
Meeting Date:	6/4/2015	Record Date:	4/6/2015

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1

Elect nine trustees nominated by the Board of Trustees for a term expiring at the 2016 Annual Meeting of Shareholders - Joseph F. Coradino, M. Walter D’Alessio, Michael J. DeMarco, Rosemarie B. Greco, Leonard I. Korman, Mark E. Pasquerilla, Charles P. Pizzi, John J. Roberts and Ronald Rubin.

		For	For	Management

2	Advisory approval of the Company’s executive compensation.	For	For	Management

3	Ratify the selection of KPMG LLP as our independent auditor for 2015.	For	For	Management

Company	Physicians Realty Trust
Ticker:	DOC	Cusip:	71943U-104
Meeting Date:	5/7/2015	Record Date:	3/20/2015

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1

Elect seven trustees to serve until the next annual meeting of shareholders and until their respective successors are duly elected and qualified - John T. Thomas, Governor Tommy G. Thompson, Stanton D. Anderson, Mark A. Baumgartner, Albert C. Black, Jr., William A. Ebinger, M.D. and Richard A. Weiss.

		For	For	Management

2	Ratify the appointment of Ernst & Young LLP as the Company’s independent registered public accounting firm for the fiscal year ending December 31, 2015.	For	For	Management

3	Approve the Physicians Realty Trust 2015 Employee Stock Purchase Plan.	For	For	Management

Company	Piedmont Office Realty Trust
Ticker:	PDM	Cusip:	720190-206
Meeting Date:	5/12/2015	Record Date:	3/2/2015

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1

Elect eight directors identified to hold office for up to one-year terms expiring in 2016 - Michael R. Buchanan, Wesley E. Cantrell, William H. Keogler, Jr., Barbara B. Lang, Frank C. McDowell, Raymond G. Milnes, Jr., Donald A. Miller, CFA and Jeffrey L. Swope.

		For	For	Management

2	Ratify the appointment of Ernst & Young LLP as Piedmont’s independent registered public accounting firm for fiscal 2015.	For	For	Management

3	Approve, on an advisory basis, the compensation of the named executive officers.	For	For	Management

Company	Post Properties, Inc.
Ticker:	PPS	Cusip:	737464-107
Meeting Date:	6/3/2015	Record Date:	4/6/2015

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1

Elect the eight directors nominated by the board of directors for a one-year term - Robert C. Goddard, III, David P. Stockert, Herschel M. Bloom, Walter M. Deriso, Jr., Russell R. French, Toni Jennings, Ronald de Waal and Donald C. Wood.

		For	For	Management

2	Approve, on an advisory basis, executive compensation, often referred to as “say on pay”.	For	For	Management

3	Ratify the appointment of Deloitte & Touche LLP as the independent registered public accounting firm for 2015.	For	For	Management

Company	Prologis, Inc.
Ticker:	PLD	Cusip:	74340W-103
Meeting Date:	4/29/2015	Record Date:	3/9/2015

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1

Elect ten directors to the board of directors to serve until the next annual meeting of stockholders and until their successors are duly elected and qualified - Hamid R. Moghadam, George L. Fotiades, Christine N. Garvey, Lydia H. Kennard, J. Michael Losh, Irving F. Lyons III, David P. O’Connor, Jeffrey L. Skelton, Carl B. Webb and William D. Zollars.

		For	For	Management

2	Advisory vote to approve the company’s executive compensation for 2014.	For	For	Management

3	Ratify the appointment of KPMG LLP as the independent registered public accounting firm for the year 2015.	For	For	Management

Company	Public Storage
Ticker:	PSA	Cusip:	74460D-109
Meeting Date:	4/30/2015	Record Date:	3/6/2015

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1

Elect the eight trustee nominees to the Board of Trustees, each for a term of one year or until their successors are elected and qualified - Ronald L. Havner, Jr., Tamara Hughes Gustavson, Uri P. Harkham, B. Wayne Hughes, Jr, Avedick B. Poladian, Gary E. Pruitt, Ronald P. Spogli and Daniel C. Staton.

		For	For	Management

2	Ratify the selection of Ernst & Young LLP as independent registered public accounting firm for 2015.	For	For	Management

3	Approve, on an advisory basis, the executive compensation.	For	For	Management

Company	Rait Financial Trust
Ticker:	RAS	Cusip:	749227-609
Meeting Date:	5/20/2015	Record Date:	3/20/2015

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1

Elect eight trustees to serve until the next annual meeting of shareholders in 2016 - Scott F. Schaeffer, Andrew Batinovich, Edward S. Brown, Frank A. Farnesi, S. Kristin Kim, Jon C. Sarkisian, Andrew M. Silberstein and Murray Stempel, III.

		For	For	Management

2	Approve the selection of KPMG LLP as the independent registered public accounting firm for RAIT for the fiscal year ending December 31, 2015.	For	For	Management

Company	Rexford Industrial Realty, Inc.
Ticker:	REXR	Cusip:	76169C-100
Meeting Date:	5/21/2015	Record Date:	4/7/2015

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1

Election of seven directors, each to serve until the next annual meeting of the stockholders and unti his successor is duly elected and qualifies - Richard Ziman, Howard Schwimmer, Michael S. Frankel, Robert L. Antin, Steven C. Good, Tyler H. Rose and Peter E. Schwab.

		For	For	Management

2	Ratification of the appointment of Ernst & Young LLP as the independent registered public accounting firm for the fiscal year ending December 31, 2015	For	For	Management

Company	RLJ Lodging Trust
Ticker:	RLJ	Cusip:	74965L-101
Meeting Date:	5/1/2015	Record Date:	3/13/2015

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1	Elect the seven trustees - Robert L. Johnson, Thomas J. Baltimore, Jr., Evan Bayh, Nathaniel A. Davis, Robert M. La Forgia, Glenda G. McNeal and Joseph Ryan.	For	For	Management

2	Ratify the appointment of PricewaterhouseCoopers LLP as the independent registered public accounting firm for the fiscal year ending December 31, 2015	For	For	Management

3	Approve (on a non-binding basis) the compensation of the named executive officers.	For	For	Management

4	Approve the RLJ Lodging Trust 2015 Equity Incentive Plan, which constitutes an amendment and restatement of the RLJ Lodging Trust 2011 Equity Incentive Plan.	For	For	Management

5	Amend the Articles of Amendment and Restatement of Declaration of Trust to opt out of Section 3-804(c) of the Maryland General Corporation Law.	For	For	Management

6	Shareholder proposal from UNITE to allow shareholders to amend the Company’s bylaws by a vote of the majority of shares outstanding	Against	Against	Shareholder

Company	Sabra Health Care REIT, Inc
Ticker:	SBRA	Cusip:	78573L-106
Meeting Date:	6/17/2015	Record Date:	4/20/2015

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1	Elect to the Board of Directors the five nominees - Craig A. Barbarosh, Robert A. Ettl, Michael J. Foster, Richard K. Matros and Milton J. Walters.	For	For	Management

2	Ratify the appointment of PricewaterhouseCoopers LLP as the Company’s independent registered public accounting firm for the fiscal year ending December 31, 2015.	For	For	Management

3	Approve, on an advisory basis, the compensation of the Company’s named executive officers	For	For	Management

Company	Simon Properties Group
Ticker:	SPG	Cusip:	828806-109
Meeting Date:	5/14/2015	Record Date:	3/16/2015

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1

Elect ten directors, including three directors to be elected by the voting trustees who vote the Class B common stock - Melvyn E. Bergstein, Larry C. Glasscock, Karen N. Horn, Ph.D., Allan Hubbard, Reuben S. Leibowitz, Daniel C. Smith, Ph.D., Albert Smith Jr., David Simon, Richard S. Sokolov and Herbert Simon.

		For	For	Management

2	Advisory vote to approve executive compensation.	For	For	Management

3	Ratify the appointment of Ernst & Young LLP as the independent registered public accounting firm for 2015.	For	For	Management

4

Stockholder Proposal - Shareholders of Simon Property Group, Inc. (“Simon”) hereby request the Board of Directors to initiate the steps necessary to amend Simon’s governing documents to provide that all matters presented to shareholders, other than the election of directors, shall be decided by a simple majority of the shares voted FOR and AGAINST an item. This policy shall apply to all such matters unless shareholders have approved higher thresholds, or applicable laws or stock exchange regulations dictate otherwise.

		Against	Against	Shareholder

Company	SL Green Realty Corp
Ticker:	SLG	Cusip:	78440X-101
Meeting Date:	6/4/2015	Record Date:	3/31/2015

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1	Election of John H. Alschuler and Stephen L. Green as Class III directors to serve on the Board of Directors for a three-year term and until their successors are duly elected and qualify.	For	For	Management

2	An advisory vote on executive compensation.	For	For	Management

3	Ratify the appointment of Ernst & Young LLP as the independent registered public accounting firm for the fiscal year ending December 31, 2015.	For	For	Management

Company	Sovran Self Storage, Inc.
Ticker:	SSS	Cusip:	84610H-108
Meeting Date:	5/21/2015	Record Date:	3/20/2015

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1

Election of six directors of the Company to hold office until the next Annual Meeting of Shareholders and until their successors are elected and qualified - Robert J. Attea, Stephen R. Rusmisel, Arthur L. Havener, Jr., Mark G. Barberio, Kenneth F. Myszka and Charles E. Lannon.

		For	For	Management

2	Adoption of the Sovran Self Storage, Inc. 2015 Award and Option Plan.	For	For	Management

3

Approval of the amended and restated Deferred Compensation Plan for Directors of Sovran Self Storage, Inc. to increase the number of shares of the Company’s common stock that may be issued thereunder from 75,000 to 100,000.

		For	For	Management

4	Ratification of the appointment by the Board of Directors of Ernst & Young LLP as the independent registered public accounting firm for the Company for the fiscal year ending December 31, 2015.	For	For	Management

Company	Stag Industrial, Inc.
Ticker:	STAG	Cusip:	85254J-102
Meeting Date:	5/4/2015	Record Date:	3/6/2015

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1

Election of seven directors to hold office until the 2016 annual meeting of stockholders and until his successor has been duly elected and qualifies — Benjamin S. Butcher, Virgis W. Colbert, Jeffrey D. Furber, Larry T. Guillemette, Francis X. Jacoby III, Christopher P. Marr and Hans S. Weger.

		For	For	Management

2	Ratification of the appointment of PricewaterhouseCoopers LLP as the independent registered public accounting firm for the year ending December 31, 2015.	For	For	Management

3	Approval, by non-binding vote, of the executive compensation.	For	For	Management

Company	Summit Hotel Properties Inc.
Ticker:	INN	Cusip:	866082-100
Meeting Date:	6/15/2015	Record Date:	4/14/2015

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1

Elect to the Board of Directors the six nominees to serve until the next annual meeting of stockholders and until their successors are duly elected and qualify - Kerry W. Boekelheide, Daniel P. Hansen, Bjorn R. L. Hanson, Jeffrey W. Jones, Kenneth J. Kay and Thomas W. Storey.

		For	For	Management

2	Ratify the appointment of Ernst & Young LLP as the independent registered public accounting firm for the year ending December 31, 2015.	For	For	Management

3	An advisory vote to approve executive officer compensation.	For	For	Management

4	Approve the Amended and Restated Summit Hotel Properties, Inc. 2011 Equity Incentive Plan.	For	For	Management

Company	Supertel Hospitality, Inc.
Ticker:	SPPR	Cusip:	86852R-108
Meeting Date:	6/10/2015	Record Date:	4/29/2015

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1

Elect seven directors to serve on the Board of Directors until the annual meeting of shareholders in 2016 or until their successors have been duly elected and qualified - J. William Blackham, Daphne J. Dufresne, Daniel R. Elsztain, James H. Friend, Donald J. Landry, John M. Sabin and George R. Whittemore.

		For	For	Management

2	Ratify the appointment of KPMG LLP as independent auditors for 2015.	For	For	Management

Company	UDR, Inc.
Ticker:	UDR	Cusip:	902653-104
Meeting Date:	5/21/2015	Record Date:	3/23/2015

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1

Elect eight directors to serve until the next annual meeting of stockholders or until their successors are elected and qualified - Katherine A. Cattanach, Robert P. Freeman, Jon A. Grove, James D. Klingbeil, Robert A. McNamara, Mark R. Patterson, Lynne B. Sagalyn and Thomas W. Toomey.

		For	For	Management

2	Ratify the appointment of Ernst & Young LLP to serve as independent registered public accounting firm for the year ending December 31, 2015.	For	For	Management

3	Approve on an advisory basis, the compensation of the named executive officers disclosed in this proxy statement.	For	For	Management

Company	UMH Properties Inc.
Ticker:	UMH	Cusip:	903002-103
Meeting Date:	6/18/2015	Record Date:	4/14/2015

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1

Elect four Directors, each to hold office until the Company’s annual meeting of shareholders in 2018 and until his or her successor is duly elected and qualifies - Anna T. Chew, Eugene W. Landy, Samuel A. Landy and Stuart D. Levy.

		For	For	Management

2	Ratify the appointment of PKF O’Connor Davies as the Company’s independent registered public accounting firm for the fiscal year ending December 31, 2015.	For	For	Management

3	Shareholder proposal regarding the voting standard for the election of the Company’s directors.	Against	Against	Shareholder

Company	Ventas, Inc.
Ticker:	VTR	Cusip:	92276F-100
Meeting Date:	5/14/2015	Record Date:	3/18/2015

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1

Elect the eleven director nominees to serve until the 2016 Annual Meeting of Stockholders - Melody C. Barnes, Debra A. Cafaro, Douglas Crocker II, Ronald G. Geary, Jay M. Gellert, Richard I. Gilchrist, Matthew J. Lustig, Douglas M. Pasquale, Robert D. Reed, Glenn J. Rufrano and James D. Shelton.

		For	For	Management

2	Ratify the selection of KPMG LLP as the independent registered public accounting firm for the 2015 fiscal year.	For	For	Management

3	An advisory vote to approve executive compensation.	For	For	Management

Company	Vornado Realty Trust
Ticker:	VNO	Cusip:	929042-109
Meeting Date:	5/21/2015	Record Date:	3/23/2015

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1	To elect three persons to the Board of Trustees of the Company. Each person elected will serve for a term of three years and until his respective successor is duly elected and qualified.	For	For	Management

2	To consider and vote upon the ratification of the appointment of Deloitte & Touche LLP as the Company’s independent registered public accounting firm for the current fiscal year.	For	For	Management

3	To consider and vote upon the approval of a non- binding, advisory resolution on executive compensation.	For	For	Management

4	To consider and vote upon a non-binding shareholder proposal, if properly presented at the meeting.	Against	Against	Shareholder

Company	Washington Real Estate Investment Trust
Ticker:	WRE	Cusip:	939653-101
Meeting Date:	5/14/2015	Record Date:	3/16/2015

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1

Elect three trustees to serve until the annual meeting of shareholders in 2018 and until their successors are duly elected and qualify - Charles T. Nason, Thomas H. Nolan, Jr. and Vice Adm. Anthony L. Winns (RET).

		For	For	Management

2	Consider and vote on a non-binding, advisory basis upon the compensation of the named executive officers as disclosed in this Proxy Statement pursuant to Item 402 of Regulation S-K.	For	For	Management

3	Ratification of the appointment of Ernst & Young LLP as the independent registered public accounting firm for 2015.	For	For	Management

Company	Weingarten Realty Investors
Ticker:	WRI	Cusip:	948741-103
Meeting Date:	4/28/2015	Record Date:	3/5/2015

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1

Elect the 11 Trust Managers to serve until their successors are elected and qualified - Andrew M. Alexander, Stanford Alexander, Shelaghmichael Brown, James W. Crownover, Robert J. Cruikshank, Melvin A. Dow, Stephen A. Lasher, Thomas L. Ryan, Douglas W. Schnitzer, C. Park Shaper, and Marc J. Shapiro.

		For	For	Management

2	Ratify the appointment of Deloitte & Touche LLP as the independent registered public accounting firm for the fiscal year ending December 31, 2015.	For	For	Management

3	An advisory vote to approve executive compensation.	For	For	Management

Company	Whitestone REIT
Ticker:	WSR	Cusip:	966084-204
Meeting Date:	5/11/2015	Record Date:	2/12/2015

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1	To elect two trustees to serve until the 2018 annual meeting of shareholders and thereafter until their successors have been duly elected and qualified - Jack L. Mahaffey and James C. Mastandrea	For	For	Management

2	To consider and ratify Pannell Kerr Forster of Texas, P.C. as the independent registered public accounting firm for the fiscal year ending December 31, 2015 .	For	For	Management

3	To consider and vote upon a shareholder proposal relating to a recommendation to change the voting standard for trustee elections, if properly presented at the meeting.	Against	Against	Shareholder

Company	WP Glimcher Inc.
Ticker:	WPG	Cusip:	92939N-102
Meeting Date:	5/21/2015	Record Date:	3/27/2015

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1

Elect the eight directors to serve until the next annual meeting and until their successors are duly elected and qualified - Mark S. Ordan, Michael P. Glimcher, Louis G. Conforti, Robert J. Laikin, Niles C. Overly, Jacquelyn R. Soffer, Richard S. Sokolov and Marvin L. White.

		For	For	Management

2	Approve an amendment to our amended and restated articles of incorporation to change our name to “WP Glimcher Inc.”	For	For	Management

3	Advisory vote to approve executive compensation.	For	For	Management

4	Advisory vote on the frequency of future advisory votes on executive compensation.	1 Year	1 Year	Management

5	Ratify the appointment of Ernst & Young LLP as our independent registered public accounting firm for the year ending December 31, 2015.	For	For	Management

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RMR Real Estate Income Fund

/s/ Fernando Diaz	/s/ Mark L. Kleifges
Fernando Diaz	Mark L. Kleifges
President	Treasurer

Date: August 20, 2015